Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information and Statement of IFRS Compliance [Abstract]
Schedule of subsidiaries by geographic location
The main subsidiaries of the Company, all of which are wholly-owned, and their geographic locations are as follows:

Entity	Jurisdiction
OMF Fund II SO Ltd.	Canada
OMF Fund III (Mg) Ltd.	Canada
Valkyrie Royalty Inc.	British Columbia
Coral Gold Resources Ltd.	British Columbia
Coral Resources Inc.	Nevada, USA